Document and Entity Information	12 Months Ended
Jun. 30, 2019 shares
Document and Entity Information [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Registrant Name	AURORA CANNABIS INC
Entity Central Index Key	0001683541
Current Fiscal Year End Date	--06-30
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	1,017,438,744
Entity Emerging Growth Company	true
Entity Ex Transition Period	false